As filed with the Securities and Exchange Commission on March 10, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 323	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 325	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (April 8, 2016) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 323 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 89, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 323 is filed solely for the purpose of designating April 8, 2016 as the new effective date of Post-Effective Amendment No. 89, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 115 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 128 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 139 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 151 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 161 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 171 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effective Amendment No. 181 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 191 to the Trust’s Registration Statement, as filed March 12, 2015, Post-Effective Amendment No. 201 to the Trust’s Registration Statement, as filed April 9, 2015, Post-Effective Amendment No. 211 to the Trust’s Registration Statement, as filed May 7, 2015, Post-Effective Amendment No. 221 to the Trust’s Registration Statement, as filed June 4, 2015, Post-Effective Amendment No. 231 to the Trust’s Registration Statement, as filed July 2, 2015, Post-Effective Amendment No. 241 to the Trust’s Registration Statement, as filed July 30, 2015, Post-Effective Amendment No. 251 to the Trust’s Registration Statement, as filed August 27, 2015, Post-Effective Amendment No. 261 to the Trust’s Registration Statement, as filed September 24, 2015, Post-Effective Amendment No. 271 to the Trust’s Registration Statement, as filed October 22, 2015, Post-Effective Amendment No. 283 to the Trust’s Registration Statement, as filed November 19, 2015, Post-Effective Amendment No. 293 to the Trust’s Registration Statement, as filed December 17, 2015, Post-Effective Amendment No. 303 to the Trust’s Registration Statement, as filed January 14, 2016, and Post-Effective Amendment No. 313 to the Trust’s Registration Statement, as filed February 11, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 323 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 10th day of March, 2016.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	March 10, 2016

Douglas M. Hodge*	Trustee	March 10, 2016

George E. Borst****	Trustee	March 10, 2016

E. Philip Cannon*	Trustee	March 10, 2016

Jennifer H. Dunbar****	Trustee	March 10, 2016

Gary F. Kennedy****	Trustee	March 10, 2016

Peter B. McCarthy****	Trustee	March 10, 2016

Ronald C. Parker*	Trustee	March 10, 2016
Peter G. Strelow***	President (Principal Executive Officer)	March 10, 2016
Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	March 10, 2016

*, **, ***, ****By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 195 to the Registration Statement on March 26, 2015, and incorporated by reference herein.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 205 to the Registration Statement on April 23, 2015, and incorporated by reference herein.